Defined Benefit Plans	12 Months Ended
Mar. 31, 2014
Compensation And Retirement Disclosure [Abstract]
Defined Benefit Plans

NOTE 12 - DEFINED BENEFIT PLANS

Directors’ Retirement Plan

The Directors’ Retirement Plan is a nonqualified, unfunded pension plan with benefits based on fees paid to directors while still active. The funding policy is to pay directors on a pay-as-you-go basis.

The following table sets forth the funded status for the Directors’ Retirement Plan and amounts recognized in the consolidated statements of financial condition.

	March 31,
	2014	2013
	(Dollars In Thousands)
Change in projected benefit obligations:
Benefit obligation—beginning	$3,317	$3,205
Service cost	160	63
Interest cost	138	133
Actuarial (gain) loss	(231)	470
Benefits paid	(89)	(89)
Settlements	—	(465)

Benefit obligation—ending	3,295	3,317

Change in plan assets:
Fair value of plan assets—beginning	—	—
Employer contribution	89	554
Benefits paid	(89)	(89)
Settlements	—	(465)

Fair value of plan assets—ending	—	—

Funded status and accrued pension cost included in other liabilities	$(3,295)	$(3,317)

Assumptions:
Discount rate	4.50%	4.25%
Rate of increase in compensation	4.50%	5.00%

The Bank expects to make contributions to the plan during the year ending March 31, 2015, totaling approximately $904,000. At March 31, 2014, benefit payments expected to be paid under the plan are as follows:

Amount
(In Thousands)
Years ending March 31:
2015	$904
2016	107
2017	116
2018	45
2019	51
2020-2024	459

Net periodic pension cost for the plan included the following components:

	Years Ended March 31,
	2014	2013	2012
	(Dollars In Thousands)
Service cost	$160	$63	$40
Interest cost	138	133	149
Net amortization and deferral	93	73	40
Settlement charge	—	117	—

Net Periodic Pension Cost Included in Directors’ Compensation	$391	$386	$229

Assumptions:
Discount rate	4.25%	4.25%	5.75%
Rate of increase in compensation	5.00%	4.50%	4.50%

At March 31, 2014 and 2013, unrecognized net loss of $682,000 and $965,000 and unrecognized prior service cost of $89,000 and $129,000, respectively, were included in accumulated other comprehensive (loss) income. For the fiscal year ending March 31, 2015, $19,000 of unrecognized net loss and $39,000 of prior service cost is expected to be recognized as a component of net periodic pension cost.

Former President’s Post-retirement Healthcare Plan

A former president’s post-retirement healthcare plan is a nonqualified, unfunded plan with the only participant being the former president’s spouse, since his death in February 2005. This healthcare plan provides coverage for the spouse’s life. The annual costs associated with these benefits are accrued on the basis of actuarial assumptions and included in salaries and employee benefits.

The following table sets forth the funded status for a former president’s post-retirement healthcare plan and amounts recognized in the consolidated statements of financial condition:

	March 31,
	2014	2013
	(Dollars In Thousands)
Change in projected benefit obligations:
Benefit obligation—beginning	$59	$65
Interest cost	2	3
Actuarial loss (gain)	1	(4)
Benefits paid	(5)	(5)

Benefit obligation—ending	57	59

Change in plan assets:
Fair value of plan assets—beginning	—	—
Employer contribution	5	5
Benefits paid	(5)	(5)

Fair value of plan assets—ending	—	—

Funded status and accrued pension cost included in other liabilities	$(57)	$(59)

Assumed discount rate	4.50%	4.25%

The Bank expects to make contributions to the Plan during the year ending March 31, 2015, totaling approximately $5,000. At March 31, 2014, benefit payments expected to be paid under the Plan are as follows:

Amount
(In Thousands)
Years ending March 31:
2015	$5
2016	5
2017	5
2018	5
2019	5
2020-2024	23

Net periodic pension (benefit) for the Plan included the following components:

	Years Ended March 31,
	2014	2013	2012
	(Dollars In Thousands)
(Dollars In Thousands)
Interest cost	$2	$3	$3
Net amortization and deferral	(5)	(6)	(6)

Net Periodic (Benefit)	$(3)	$(3)	$(3)

Assumed discount rate	4.25%	4.50%	5.75%

Current medical trend	5.25%	5.25%	5.25%

Ultimate medical trend	5.25%	5.25%	5.25%

At March 31, 2014 and 2013, unrecognized net gain of $65,000 and $72,000 was included in accumulated other comprehensive (loss) income. For the fiscal year ending March 31, 2015, $5,000 of the net gain is expected to be recognized as a component of net periodic pension benefit.

Assumed healthcare cost trend rates have a significant effect on the amounts reported for healthcare plans. A 1% change in the assumed health cost trend rate would have had the following effects on post-retirement benefits under this plan at March 31, 2014:

	1%
	Increase	Decrease
	(In Thousands)
Effect on total service and interest costs	$3	$2

Effect on post-retirement benefit obligation	$61	$53